Current and long-term debt - BNPP Sinosure credit facility (Details)		12 Months Ended
	Dec. 31, 2019 vessel	Dec. 31, 2022 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	Mar. 31, 2020 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,436,224,000		$ 2,541,678,000
Number of vessels | vessel		1
Ten semi-annual payments
Disclosure of detailed information about borrowings [line items]
Borrowings, number of consecutive semi-annual repayments installments | vessel	10
BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity						$ 134,100,000
Borrowings			$ 5,100,000		$ 1,900,000
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
BNPP Sinosure Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000
BNPP Sinosure Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
BNPP Sinosure Credit Facility | Borrowings, Financial Covenants, Period One
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		130.00%
BNPP Sinosure Credit Facility | Borrowings, Financial Covenants, Period Two
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		135.00%
BNPP Sinosure Credit Facility | Ten semi-annual payments
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount		$ 5,500,000
BNPP Sinosure Credit Facility | Senior Secured Term Loan Facility - KEXIM Credit Facility | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 9,600,000	$ 24,900,000	$ 24,900,000	$ 42,100,000
Number of vessels | vessel						5	13	13	22
BNPP Sinosure Credit Facility | Senior Secured Term Loan Facility - KEXIM Credit Facility | Installation of scrubbers | LR1
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			2
BNPP Sinosure Credit Facility | Senior Secured Term Loan Facility - KEXIM Credit Facility | Installation of scrubbers | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			1
Commercial facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity						$ 67,000,000
Commercial facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.80%
Sinosure facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity						$ 67,000,000
Sinosure facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.80%